Litigation, Other Commitments and Contingencies, and Disclosures about Guarantees, Fuel Transportation Agreement and Capital Leases (Details) - Cleco Power [Member] $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 28, 2012 Towboat
Future minimum lease payments under capital leases [Abstract]
2017	$ 1,800
Capital lease payments/Current liabilities	1,819	$ 2,607
Barges [Member]
Capital Leased Assets [Line Items]
Capital Leased Assets, Number of Units | Towboat			42
Fuel Transportation Agreement [Abstract]
Repayments of Long-term Capital Lease Obligations	3,700	3,700
Analysis of leased property under capital leases by major classes [Abstract]
Barges	11,350	11,350
Less: accumulated amortization	9,729	7,296
Net capital leases	1,621	4,054
Future minimum lease payments under capital leases [Abstract]
2017	2,480
Less: executory costs	620
Net minimum lease payments	1,860
Less: amount representing interest	41
Present value of net minimum lease payments	1,819
Capital lease payments/Current liabilities	1,819
Operating Leases, Income Statement, Sublease Revenue		$ 500
Maximum [Member] | Barges [Member]
Future minimum lease payments under capital leases [Abstract]
Operating Leases, Income Statement, Sublease Revenue	$ 100